Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Parenthitical) (Detail) £ in Millions	6 Months Ended
Jun. 30, 2021 GBP (£)
Finsbury, The Glover Park Group and Hering Schuppener [Member]
Disclosure of detailed information about financial instruments [line items]
Business Acquisition,Additions to liabilities in respect of put options	£ 100.0